Warrants (Tables)	12 Months Ended
Dec. 31, 2013
Text Block [Abstract]
Summary of Information about Common Stock Warrants Outstanding

The following table summarizes information about the Company’s common stock warrants outstanding as of December 31, 2013 (in thousands, except exercise price data):

DESCRIPTION	ISSUE DATE	EXPIRATION DATE (1)	NUMBER OF SHARES SUBJECT TO WARRANTS ISSUED	EXERCISE PRICE
In connection with April 2013 Junior Secured Promissory Note (Additional Common Stock Warrants)	April 2013	October 2015	118	$8.40
In connection with June 2013 Credit Facility (June 2013 Warrants)	June 2013	June 2023	33	$8.40

			151

(1)

Both the common stock warrants expire upon the earlier to occur of (i) the date listed above; (ii) the acquisition of the Company by another entity by means of any transaction or series of related transactions (including, without limitation, any transfer of more than 50% of the voting power of the Company, reorganization, merger or consolidation, but excluding any merger effected exclusively for the purpose of changing the domicile of the Company) or (iii) a sale of all or substantially all of the assets of the Company; unless the Company’s stockholders of record as constituted immediately prior to such acquisition or sale will, immediately after such acquisition or sale (by virtue of securities issued as consideration for the Company’s acquisition or sale or otherwise) hold at least fifty percent (50%) of the voting power of the surviving or acquiring entity.

Summary of Information about Convertible Preferred Stock and Common Stock Warrants Outstanding

The following table summarizes information about the Company’s convertible preferred stock and common stock warrants outstanding as of December 31, 2012 (in thousands, except exercise price data):

DESCRIPTION	ISSUE DATE	EXPIRATION DATE	NUMBER OF SHARES SUBJECT TO WARRANTS ISSUED	EXERCISE PRICE	ESTIMATED FAIR VALUE AS OF DECEMBER 31, 2012 (2)
In connection with loan agreement (Series A convertible preferred stock)	April 2007	April 2014	6	$2.608	$68
In connection with promissory note and revolving line of credit (Series B convertible preferred stock)	August 2008	May 2013	3	$4.849	34
In connection with promissory note (Series B convertible preferred stock)	March 2009	March 2014	7	$4.849	72
In connection with April 2012 Senior Secured Promissory Note (Series C convertible preferred stock)	April 2012	April 2022	191	$7.846	1,710
In connection with October 2012 Junior Secured Promissory Note (Common stock) (1)	October 2012	October 2015	—	$—	301

			207		$2,185

(1)

As of December 31, 2012, the Company had issued warrants to purchase shares of common stock equal to 15% of the funded principal amount of the October 2012 Junior Secured Promissory Notes (See Note 8) divided by 70% of the value of common stock in a sale of the Company or an IPO, with an exercise price of 70% of the value of common stock in a sale of the Company or IPO. These warrants were contingently exercisable for which the contingencies related to exercise had not been met as of December 31, 2012.

(2)	See Note 2 for discussion of the methods used to determine the estimated fair values of the preferred stock warrants and common stock warrants.